Significant Events During the Period (Tables)	6 Months Ended
Jun. 30, 2023
Significant Events During the Period (Tables) [Line Items]
Schedule of Summarized Statement of Operation	Summarized statement of statement of operation:
February 23, 2023 – June 30, 2023
USD in thousands
Revenues	1,186
Net loss	(151)

Wellution Account [Member]
Significant Events During the Period (Tables) [Line Items]
Schedule of Activity in the Investment in SciSparc Shares	The activity in the investment in Wellution account was as follows:
February 23, 2023 – June 30, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,033
Equity losses	(89)
Balance as of June 30, 2023	2,944

SciSparc Shares [Member]
Significant Events During the Period (Tables) [Line Items]
Schedule of Activity in the Investment in SciSparc Shares	The activity in the investment in SciSparc shares was as follows:
March 23, 2023 – June 30, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on March 23, 2023	288
Revaluation losses	(90)
Balance as of June 30, 2023	198